LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturity analysis:
Less than one year	$ 834	$ 234
One to five years	3,920	284
More then five years	2,868
Total lease commitments	7,622	518
Impact of discounting remaining lease payments	(1,998)	(47)
Lease liabilities as of December 31, 2023:	5,624	471
Current	824	232
Non-current	4,800	239
Total	$ 5,624	$ 471